UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2021

WESTERN ASSET

PREMIUM LIQUID

RESERVES

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premium Liquid Reserves for the six-month reporting period ended February 28, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

II	Western Asset Premium Liquid Reserves

Performance review

As of February 28, 2021, the seven-day current yield for Western Asset Premium Liquid Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value”.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Liquid Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Liquid Reserves Portfolio.

Western Asset Premium Liquid Reserves Yields as of February 28, 2021 (unaudited)
Seven-Day Current Yield[1]	0.01%
Seven-Day Effective Yield[1]	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at

www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been -1.39% and -1.38%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Premium Liquid Reserves	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Premium Liquid Reserves

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2021 and August 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premium Liquid Reserves 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
-0.03%	$1,000.00	$999.70	0.26%	$1.29	5.00%	$1,000.00	$1,023.51	0.26%	$1.30

[1]	For the six months ended February 28, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset Premium Liquid Reserves 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investment in Liquid Reserves Portfolio, at value	$12,687,464
Receivable from investment manager	8,295
Prepaid expenses	9,773

Total Assets	12,705,532
Liabilities:
Transfer agent fees payable	11,507
Audit and tax fees payable	10,689
Shareholder reports payable	2,911
Fund accounting fees payable	2,213
Legal fees payable	1,643
Trustees’ fees payable	215
Distributions payable	4
Total Liabilities	29,182
Total Net Assets	$12,676,350

Net Assets:
Par value (Note 3)	$127
Paid-in capital in excess of par value	12,710,042
Total distributable earnings (loss)	(33,819)
Total Net Assets	$12,676,350

Shares Outstanding	12,672,830

Net Asset Value	$1.0003

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2021 Semi-Annual Report	3

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Income from Liquid Reserves Portfolio	$18,960
Allocated expenses from Liquid Reserves Portfolio	(7,442)
Allocated waiver and/or expense reimbursements from Liquid Reserves Portfolio	6,887
Total Investment Income	18,405

Expenses:
Transfer agent fees	26,738
Investment management fee (Note 2)	24,086
Registration fees	14,614
Audit and tax fees	10,689
Service and/or distribution fees (Note 2)	6,882
Fund accounting fees	4,463
Shareholder reports	3,589
Legal fees	3,130
Insurance	296
Trustees’ fees	276
Miscellaneous expenses	588
Total Expenses	95,351
Less: Fee waivers and/or expense reimbursements (Note 2)	(78,169)
Net Expenses	17,182
Net Investment Income	1,223

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments From Liquid Reserves Portfolio	422
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	(5,621)
Net Loss on Investments	(5,199)
Decrease in Net Assets From Operations	$(3,976)

See Notes to Financial Statements.

4	Western Asset Premium Liquid Reserves 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$1,223	$145,613
Net realized gain (loss)	422	(157)
Change in net unrealized appreciation (depreciation)	(5,621)	4,404
Increase (Decrease) in Net Assets From Operations	(3,976)	149,860

Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,208)	(145,428)
Decrease in Net Assets From Distributions to Shareholders	(1,208)	(145,428)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	2,330,000	6,977,208
Reinvestment of distributions	1,183	142,291
Cost of shares repurchased	(3,506,656)	(8,656,172)
Decrease in Net Assets From Fund Share Transactions	(1,175,473)	(1,536,673)
Decrease in Net Assets	(1,180,657)	(1,532,241)

Net Assets:
Beginning of period	13,857,007	15,389,248
End of period	$12,676,350	$13,857,007

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2021 Semi-Annual Report	5

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2021[1,2]		2020[1]	2019[1]	2018[1]	2017[1,3]	2016[1]

Net asset value, beginning of period	$1.0007		$1.0004	$1.0005	$1.0005	$1.0001	$1.000

Income (loss) from operations:
Net investment income	0.0001		0.0099	0.0206	0.0126	0.0051	0.001
Net realized and unrealized gain (loss)	(0.0004)		(0.0001) [4]	0.0000 [5]	0.0004 [4]	0.0012	(0.000) [5]
Total income from operations	(0.0003)		0.0098	0.0206	0.0130	0.0063	0.001

Less distributions from:
Net investment income	(0.0001)		(0.0095)	(0.0207)	(0.0130)	(0.0059)	(0.001)
Total distributions	(0.0001)		(0.0095)	(0.0207)	(0.0130)	(0.0059)	(0.001)

Net asset value, end of period	$1.0003		$1.0007	$1.0004	$1.0005	$1.0005	$1.000
Total return[6]	(0.03)%		0.98%	2.08%	1.30%	0.64%	0.13%

Net assets, end of period (000s)	$12,676		$13,857	$15,389	$18,286	$24,291	$89,084

Ratios to average net assets:
Gross expenses[7,8]	1.49%[9]		1.42%	1.69%	1.56%	1.22%	0.66%
Net expenses[7,10,11]	0.26	[9]	0.44	0.45	0.45	0.44	0.36
Net investment income	0.02	[9]	0.99	2.06	1.26	0.51	0.09

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]	Effective October 11, 2016, the share price of the Fund fluctuates along with changes in the market-based value of fund assets.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[8]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[9]	Annualized.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

6	Western Asset Premium Liquid Reserves 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.1% at February 28, 2021) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premium Liquid Reserves 2021 Semi-Annual Report	7

Notes to financial statements (unaudited) (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not

8	Western Asset Premium Liquid Reserves 2021 Semi-Annual Report

exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $78,169.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the six months ended February 28, 2021, the service and/or distribution fees paid amounted to $6,882, all of which was voluntarily waived. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At February 28, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Shares sold	2,329,099	6,973,255
Shares issued on reinvestment	1,183	142,220
Shares repurchased	(3,505,426)	(8,649,881)
Net decrease	(1,175,144)	(1,534,406)

4. Deferred capital losses

As of August 31, 2020, the Fund had deferred capital losses of $26,497, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Premium Liquid Reserves 2021 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

5. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10	Western Asset Premium Liquid Reserves 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On September 25, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	5,085,392.175	677,657.871	1,197,101.170	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	5,085,392.175	677,657.871	1,197,101.170	0

Western Asset Premium Liquid Reserves	11

Schedule of investments (unaudited)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 29.9%
Banco Santander SA	0.250%	7/13/21	$30,000,000	$30,006,154
Banco Santander SA	0.260%	7/21/21	50,000,000	50,011,658
Banco Santander SA	0.300%	10/7/21	50,000,000	50,019,144
Bank of Montreal (1 mo. USD LIBOR + 0.110%)	0.219%	9/3/21	100,000,000	100,026,444	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.050%)	0.242%	8/4/21	85,000,000	85,027,077	(a)
BNP Paribas SA (3 mo. USD LIBOR + 0.070%)	0.262%	8/4/21	85,000,000	85,034,297	(a)
BNP Paribas SA (3 mo. USD LIBOR + 0.040%)	0.260%	9/14/21	70,000,000	70,020,732	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.010%)	0.205%	2/8/22	50,000,000	50,002,406	(a)
Credit Suisse AG	0.460%	8/10/21	100,000,000	100,130,287
KBC Bank NV	0.070%	3/2/21	89,830,000	89,829,850
KBC Bank NV	0.070%	3/4/21	230,000,000	229,999,425
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/2/21	187,200,000	187,199,813
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/3/21	250,000,000	249,999,722
Landesbank Hessen-Thüringen Girozentrale	0.080%	3/4/21	85,000,000	84,999,915
Lloyds Bank Corporate Markets PLC	0.400%	4/8/21	65,000,000	65,017,956
Lloyds Bank Corporate Markets PLC	0.400%	4/20/21	130,000,000	130,050,261
Lloyds Bank Corporate Markets PLC (3 mo. USD LIBOR + 0.050%)	0.275%	10/12/21	100,000,000	100,009,195	(a)
Mizuho Bank Ltd.	0.220%	8/12/21	50,000,000	50,006,476
Mizuho Bank Ltd.	0.220%	8/13/21	150,000,000	150,018,846
Mizuho Bank Ltd.	0.220%	8/13/21	49,355,000	49,361,201
Mizuho Bank Ltd.	0.240%	11/3/21	125,000,000	125,010,370
MUFG Bank Ltd.	0.240%	10/14/21	159,000,000	159,048,644
Natixis SA (3 mo. USD LIBOR + 0.070%)	0.308%	1/5/22	130,000,000	130,060,306	(a)
Norinchukin Bank	0.070%	3/5/21	48,865,000	48,864,857
Norinchukin Bank	0.214%	3/8/21	97,305,000	97,307,905	(a)
Norinchukin Bank	0.280%	7/6/21	100,000,000	100,040,395
Norinchukin Bank	0.280%	7/7/21	90,000,000	90,036,309
Norinchukin Bank	0.250%	8/12/21	35,000,000	35,010,373
Oversea-Chinese Banking Corp. Ltd.	0.070%	3/2/21	137,950,000	137,949,770
Royal Bank of Canada (3 mo. USD LIBOR + 0.070%)	0.282%	7/29/21	200,000,000	200,086,284	(a)
Standard Chartered Bank	0.410%	4/7/21	200,000,000	200,058,794

See Notes to Financial Statements.

12	Liquid Reserves Portfolio 2021 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Standard Chartered Bank (1 mo. USD LIBOR + 0.170%)	0.286%	4/23/21	$50,000,000	$50,012,766	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	0.284%	1/14/22	50,000,000	50,015,293	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.150%)	0.363%	7/27/21	200,000,000	200,133,748	(a)
Sumitomo Mitsui Trust Bank Ltd.	0.070%	3/3/21	297,230,000	297,229,382
Sumitomo Mitsui Trust Bank Ltd.	0.210%	7/13/21	200,000,000	200,029,630
Toronto Dominion Bank (1 mo. USD LIBOR + 0.190%)	0.305%	8/27/21	150,000,000	150,130,390	(a)
Westpac Banking Corp. (3 mo. USD LIBOR + 0.020%)	0.261%	1/14/22	199,000,000	199,026,083	(a)
Total Certificates of Deposit				4,476,822,158
Commercial Paper — 27.5%
ABN AMRO Funding USA LLC	0.333%	3/2/21	45,000,000	44,999,180	(b)(c)
ABN AMRO Funding USA LLC	0.263%	3/5/21	70,000,000	69,997,482	(b)(c)
ABN AMRO Funding USA LLC	0.204%	4/26/21	90,000,000	89,971,385	(b)(c)
ASB Finance Ltd.	0.146%	8/17/21	228,500,000	228,344,976	(b)(c)
Banco Santander SA	0.170%	8/3/21	99,000,000	98,928,307	(b)(c)
Banco Santander SA	0.170%	8/12/21	55,000,000	54,957,902	(b)(c)
Banco Santander SA	0.175%	10/7/21	50,000,000	49,947,038	(b)(c)
Barclays Bank PLC	0.185%	3/2/21	165,000,000	164,998,332	(b)(c)
Barclays Bank PLC	0.156%	3/3/21	60,000,000	59,999,233	(b)(c)
Barclays Bank PLC	0.143%	3/4/21	34,430,000	34,429,460	(b)(c)
Barclays Bank PLC	0.135%	3/5/21	100,000,000	99,998,153	(b)(c)
BNG Bank NV	0.172%	3/2/21	150,000,000	149,998,584	(b)(c)
BNG Bank NV	0.144%	3/3/21	275,000,000	274,996,752	(b)(c)
BNP Paribas SA	0.132%	3/2/21	91,290,000	91,289,341	(c)
BPCE SA	0.135%	5/10/21	75,000,000	74,980,382	(b)(c)
BPCE SA	0.183%	11/1/21	175,000,000	174,784,206	(b)(c)
DNB Bank ASA (3 mo. USD LIBOR + 0.060%)	0.188%	7/30/21	175,000,000	175,068,770	(a)(b)(c)
DNB BANK ASA (3 mo. USD LIBOR + 0.030%)	0.188%	1/14/22	152,500,000	152,546,354	(a)(b)(c)
Goldman Sachs International	0.212%	8/12/21	173,650,000	173,484,058	(c)(d)
Goldman Sachs International	0.213%	8/13/21	30,000,000	29,971,020	(c)(d)
Kingdom of Netherlands	0.225%	3/1/21	50,000,000	49,999,692	(b)(c)
National Australia Bank Ltd.	0.241%	10/15/21	225,000,000	225,020,979	(b)(c)
NRW Bank	0.114%	3/4/21	114,000,000	113,998,575	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.040%)	0.188%	4/29/21	$80,000,000	$80,005,794	(a)(b)(c)
Royal Bank of Canada (SOFR + 0.550%)	0.010%	3/10/21	159,000,000	159,020,660	(a)(c)
Shell International Finance BV	0.156%	7/14/21	25,000,000	24,985,529	(b)(c)
Shell International Finance BV	0.155%	7/15/21	50,000,000	49,970,849	(b)(c)
Societe Generale	0.121%	3/5/21	200,000,000	199,996,694	(b)(c)
Svenska Handelsbanken (3 mo. USD LIBOR + 0.020%)	0.188%	9/2/21	105,000,000	105,029,178	(a)(b)(c)
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.080%)	0.188%	7/28/21	110,000,000	110,056,117	(a)(b)(c)
Toronto Dominion Bank	0.144%	3/3/21	90,000,000	89,998,937	(b)(c)
Toronto Dominion Bank	0.121%	3/5/21	100,000,000	99,998,347	(b)(c)
Total Capital SA	0.238%	3/1/21	50,000,000	49,999,675	(b)(c)
Toyota Motor Credit Corp.	0.137%	4/19/21	74,975,000	74,960,921	(c)
Toyota Motor Credit Corp.	0.139%	4/23/21	200,000,000	199,958,934	(c)
UBS AG (3 mo. USD LIBOR + 0.070%)	0.188%	10/5/21	50,000,000	50,005,828	(b)(c)
UBS AG	0.243%	1/28/22	65,000,000	64,855,614	(b)(c)
United Overseas Bank Ltd.	0.183%	8/4/21	75,000,000	74,941,037	(b)(c)
Total Commercial Paper				4,116,494,275
Time Deposits — 23.8%
ABN AMRO Bank NV	0.090%	3/5/21	155,000,000	155,000,000
ABN AMRO Bank NV	0.090%	3/1/21	100,000,000	100,000,000
Banco Santander SA	0.070%	3/1/21	234,134,000	234,134,000
Canadian Imperial Bank of Commerce	0.070%	3/1/21	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank	0.070%	3/1/21	75,000,000	75,000,000
DnB NOR Bank ASA	0.060%	3/1/21	50,000,000	50,000,000
Mizuho Bank Ltd.	0.070%	3/1/21	215,000,000	215,000,000
National Bank of Canada	0.070%	3/1/21	130,000,000	130,000,000
National Bank of Canada	0.080%	3/2/21	350,000,000	350,000,000
NRW Bank	0.070%	3/1/21	100,000,000	100,000,000
NRW Bank	0.080%	3/1/21	100,000,000	100,000,000
NRW Bank	0.080%	3/2/21	225,000,000	225,000,000
Rabobank Netherland NV	0.060%	3/1/21	75,000,000	75,000,000
Royal Bank of Canada	0.060%	3/1/21	298,069,000	298,069,000
Skandinaviska Enskilda Banken AB	0.070%	3/1/21	350,000,000	350,000,000
Svenska Handelsbanken	0.070%	3/1/21	375,000,000	375,000,000
Swedbank AB	0.060%	3/1/21	325,000,000	325,000,000
Total Time Deposits				3,557,203,000

See Notes to Financial Statements.

14	Liquid Reserves Portfolio 2021 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — 9.6%
U.S. Treasury Notes	2.250%	3/31/21	$50,000,000	$50,090,220
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	0.260%	7/31/21	510,000,000	510,339,991	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	0.340%	10/31/21	425,000,000	425,867,174	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.095%	10/31/22	450,000,000	450,192,002	(a)
Total U.S. Treasury Notes				1,436,489,387
Repurchase Agreements — 9.2%
Bank of America Corp. tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $250,298,611; (Fully collateralized by various money market instruments, 0.000% to 0.280% due 3/1/21 to 6/28/21; Market value — $262,500,000)	0.250%	8/17/21	250,000,000	250,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $100,124,222; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 0.406% to 11.545% due 2/19/23 to 6/1/77; Market value — $105,602,003)	0.260%	8/17/21	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/26/21 Proceeds at Maturity — $125,161,250; (Fully collateralized by various corporate bonds and notes, 0.330% to 8.750% due 3/7/22 to 6/1/77; Market value — $131,590,498)	0.270%	8/17/21	125,000,000	125,000,000
Credit Agricole Corp. tri-party repurchase agreement dated 1/27/2021 Proceeds at Maturity — $50,018,333; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 0.550% to 12.000% due 2/11/23 to 12/31/49; Market value — $54,394,866)	0.220%	4/27/21	50,000,000	50,000,000
Credit Agricole Corp. tri-party repurchase agreement dated 2/12/2021 Proceeds at Maturity — $250,089,722; (Fully collateralized by various corporate bonds and notes, 0.800% to 7.500% due 5/18/23 to 12/31/99; Market value — $261,911,483)	0.180%	5/13/21	250,000,000	250,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole Corp. tri-party repurchase agreement dated 2/24/2021 Proceeds at Maturity — $250,006,250; (Fully collateralized by various corporate bonds and notes, 0.800% to 7.750% due 4/19/22 to 3/15/59; Market value — $262,468,533)	0.170%	3/3/21	$250,000,000	$250,000,000
JPMorgan Securities tri-party repurchase agreement dated 12/18/2020 Proceeds at Maturity — $350,075,542; (Fully collateralized by various corporate bonds and notes, 1.991% to 12.000% due 4/15/21 to 1/15/67; Market value — $392,299,227)	0.370%	3/19/21	350,000,000	350,000,000
Total Repurchase Agreements				1,375,000,000
Total Investments — 100.0% (Cost — $14,958,782,465)				14,962,008,820
Liabilities in Excess of Other Assets — (0.0)%††				(1,827,983)
Total Net Assets — 100.0%				$14,960,180,837

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value (Cost — $14,958,782,465)	$14,962,008,820
Interest receivable	3,700,866
Total Assets	14,965,709,686

Liabilities:
Due to custodian	5,213,835
Trustees’ fees payable	64,495
Accrued expenses	250,519
Total Liabilities	5,528,849
Total Net Assets	$14,960,180,837

Represented by:
Paid-in capital	$14,960,180,837

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$21,587,271

Expenses:
Investment management fee (Note 2)	7,832,379
Legal fees	175,903
Trustees’ fees	136,521
Fund accounting fees	120,308
Custody fees	90,044
Audit and tax fees	22,451
Interest expense	5,937
Miscellaneous expenses	36,376
Total Expenses	8,419,919
Less: Fee waivers and/or expense reimbursements (Note 2)	(7,832,379)
Net Expenses	587,540
Net Investment Income	20,999,731

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	344,467
Change in Net Unrealized Appreciation (Depreciation) From Investments	(6,376,227)
Net Loss on Investments	(6,031,760)
Increase in Net Assets From Operations	$14,967,971

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$20,999,731	$290,464,160
Net realized gain (loss)	344,467	(333,684)
Change in net unrealized appreciation (depreciation)	(6,376,227)	4,292,379
Increase in Net Assets From Operations	14,967,971	294,422,855

Capital Transactions:
Proceeds from contributions	44,118,887,042	83,870,957,907
Value of withdrawals	(49,006,196,942)	(85,084,547,275)
Decrease in Net Assets From Capital Transactions	(4,887,309,900)	(1,213,589,368)
Decrease in Net Assets	(4,872,341,929)	(919,166,513)

Net Assets:
Beginning of period	19,832,522,766	20,751,689,279
End of period	$14,960,180,837	$19,832,522,766

See Notes to Financial Statements.

Liquid Reserves Portfolio 2021 Semi-Annual Report	19

Financial highlights

For the years ended August 31, unless otherwise noted:
	2021[1]		2020	2019	2018	2017	2016

Net assets, end of period (millions)	$14,960		$19,833	$20,752	$15,917	$21,521	$49,903
Total return[2]	0.10%		1.41%	2.54%	1.75%	1.02%	0.48%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.27	[3]	1.40	2.53	1.67	0.94	0.46

[1]	For the six months ended February 28, 2021 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

Liquid Reserves Portfolio 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Liquid Reserves Portfolio 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$14,962,008,820	—	$14,962,008,820
†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

Liquid Reserves Portfolio 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

24	Liquid Reserves Portfolio 2021 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $7,832,379.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$14,958,782,465	$3,246,495	$(20,140)	$3,226,355

4. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

***

Liquid Reserves Portfolio 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

26	Liquid Reserves Portfolio 2021 Semi-Annual Report

Western Asset

Premium Liquid Reserves

Trustees

Robert Abeles,

Jr. Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves Legg

Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010857 4/21 SR21-4110

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	April 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 20, 2021